OPERATING SEGMENTS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Geographic information	Geographic information

	December 31, 2024	December 31, 2025
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$2,613,112.2	$3,102,343.0
United States	541,836.3	540,057.4
Japan	126,600.6	117,403.2
China	82,405.8	65,019.9
Europe, the Middle East and Africa	19,150.1	51,515.1
Others	1.4	1.2

	$3,383,106.4	$3,876,339.8

Major customers	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2023		2024		2025
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	NA (Note)	NA	$352,271.2	12	$726,974.3	19
Customer B	546,550.9	25	624,345.5	22	645,178.7	17
Customer C	241,152.4	11	NA (Note)	NA	NA (Note)	NA
Note:  Revenue less than 10% of the Company’s net revenue.